RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
7.	RELATED PARTY TRANSACTIONS

As of December 31, 2013, a balance of $79,840 advanced to the Company from Lloyd J. Bardswich, (a former officer and director of the Company and currently the sole director and officer of Gentor Idaho, Inc.) was outstanding (December 31, 2012 - $79,840).  This advance is unsecured, non-interest bearing and re-payable upon demand.

As of December 31, 2013, an amount of $93,001 (December 31, 2012 - $733) was due to Peter Ruxton, a director of the Company. During the year ended December 31, 2013, the Company reimbursed travel and other office expenses incurred on behalf of Dr. Ruxton in the amount of $8,840 (December 31, 2012 - $43,126).

As of December 31, 2013, an amount of $64,297 (December 31, 2012 - $3,171) representing common office expenses was due to Banro Corporation, a corporation with a common director.

As of December 31, 2013, an amount of $90,000 (December 31, 2012 - $nil) was advanced to the Company by Arnold Kondrat, a director and officer of the Company. This advance is unsecured, non-interest bearing and re-payable upon demand.

All related party transactions are in the normal course of operations and are measured at the exchange amount as determined by management.